Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Schedule of Estimated Life of Fixed Assets

Fixed assets are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational. There are no estimated residual values taken into account.

	Depreciable life	Residual value
Software and website development	3 years	0%
Machinery and Equipment	5 years	0%
Furniture and fixtures	7 years	0%